AUDITORS' REMUNERATION - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AUDITORS' REMUNERATION (Details) - Narartive [Line Items]
Total fees payable to the Bank’s auditors by the Group	£ 15.8	£ 16.2	£ 14.6
All other fees	0.9	1.2	0.5
– total audit fees in respect of the statutory audit of Group entities
AUDITORS' REMUNERATION (Details) - Narartive [Line Items]
All other fees	£ 1.6	£ 2.8	£ 1.8